Straight - Line Method over Remaining Lease Term or Life of Asset (Detail)	12 Months Ended
Dec. 31, 2013
Leasehold improvements
Property Plant And Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer equipment
Property Plant And Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum | Office equipment and furniture
Property Plant And Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Minimum | Office equipment and furniture
Property Plant And Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	5 years